Stock-Based Compensation (Details) (USD $)	12 Months Ended				0 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended											12 Months Ended				12 Months Ended			12 Months Ended													12 Months Ended	1 Months Ended									0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Dish awards	Dec. 02, 2012 Dish awards Class A common stock	Nov. 02, 2011 Dish awards Class A common stock	Dec. 31, 2012 Dish awards Class A common stock	Dec. 31, 2009 Dish awards Class A common stock	Dec. 02, 2012 Dish awards Class B common stock	Nov. 02, 2011 Dish awards Class B common stock	Dec. 31, 2012 Dish awards Class B common stock	Dec. 31, 2009 Dish awards Class B common stock	Dec. 31, 2012 Long-Term Performance Based Plans	Dec. 31, 2011 Long-Term Performance Based Plans	Dec. 31, 2010 Long-Term Performance Based Plans	Dec. 31, 2012 2005 LTIP	Dec. 31, 2005 2005 LTIP	Dec. 31, 2012 2005 LTIP Dish awards	Dec. 31, 2012 2005 LTIP Echostar awards	Dec. 31, 2012 The 2008 LTIP	Dec. 31, 2011 The 2008 LTIP	Dec. 31, 2010 The 2008 LTIP	Dec. 31, 2012 The 2008 LTIP Dish awards	Dec. 31, 2012 Other Employee Performance Awards	Dec. 31, 2011 Other Employee Performance Awards	Dec. 31, 2010 Other Employee Performance Awards	Dec. 31, 2012 Other Employee Performance Awards Dish awards	Dec. 31, 2012 Stock Option Adjustment	Dec. 31, 2010 Stock Option Adjustment	Mar. 31, 2013 Stock Option Adjustment	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2012 Stock Options Maximum	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Dec. 31, 2012 Stock Options Minimum	Dec. 31, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Dec. 31, 2012 Stock Options Dish awards	Dec. 31, 2011 Stock Options Dish awards	Dec. 31, 2010 Stock Options Dish awards	Jan. 02, 2008 Stock Options Dish awards multiplicationfactor	Dec. 31, 2012 Stock Options Dish awards Maximum	Jan. 31, 2008 Stock Options Echostar awards	Dec. 31, 2012 Stock Options Echostar awards	Jan. 02, 2008 Stock Options Echostar awards multiplicationfactor	Dec. 31, 2012 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2012 Stock Options 2005 LTIP Dish awards	Dec. 31, 2012 Stock Options The 2008 LTIP Dish awards	Dec. 31, 2012 Stock Options Other Employee Performance Awards Dish awards	Dec. 02, 2012 Stock Options Stock Option Adjustment Dish awards	Jan. 31, 2012 Stock Options Stock Option Adjustment Dish awards employee	Feb. 28, 2010 Stock Options Stock Option Adjustment Dish awards employee	Dec. 31, 2012 Restricted Stock Units Dish awards	Dec. 31, 2011 Restricted Stock Units Dish awards	Dec. 31, 2010 Restricted Stock Units Dish awards	Dec. 31, 2012 Restricted Stock Units Echostar awards	Jan. 02, 2008 Restricted Stock Units Echostar awards	Dec. 31, 2012 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2012 Restricted Stock Units 2005 LTIP Dish awards	Dec. 31, 2012 Restricted Stock Units The 2008 LTIP Dish awards	Dec. 31, 2012 Restricted Stock Units Other Employee Performance Awards Dish awards
Stock-Based Compensation
Expiration term (in years)																																												10 years
Percentage of stock awards vesting per year (as a percent)				20% per year
Common stock available for future grant under stock incentive plans (in shares)							72,700,000
Cash dividend (in dollars per share)					$ 1.00	$ 2.00	$ 1.00	$ 2.00	$ 1.00	$ 2.00	$ 1.00	$ 2.00
Number of stock options subject to an exercise price change in connection with the Stock Option Adjustment (in shares)																																																							17,300,000	16,900,000
Number of employees affected by stock option adjustment																																																							400	400
Reduction in exercise price due to dividend declaration (in dollars per share)																																																						$ 0.77	$ 2.00	$ 2.00
Threshold for reduction in exercise price due to dividend declaration (in dollars per share)																																																						$ 1.00
Stock option converted into new stock options (in shares)																																											2
Multiplication factor for conversion of original stock option to new stock option																																											0.831219				0.843907
Portion of the number of shares that were exercisable under the original option needed to receive a new stock option (as a percent)																																													one-fifth
One Echostar restricted stock unit converted into new Dish Network restricted stock units (in shares)																																																													5
Stock option activity
Total options outstanding, beginning of period (in shares)																																								17,640,074	18,447,004	18,094,235				644,972		6,400,700	8,022,975	9,907,250	1,878,500	1,522,200	3,000,000
Granted (in shares)																																								589,500	3,198,500	2,450,500
Exercised (in shares)																																								(4,406,888)	(1,640,462)	(408,231)
Forfeited and cancelled (in shares)																																								(804,196)	(2,364,968)	(1,689,500)
Total options outstanding, end of period (in shares)																																								13,018,490	17,640,074	18,447,004				644,972		6,400,700	8,022,975	9,907,250	1,878,500	1,522,200	3,000,000
Exercisable at end of period (in shares)																																								4,310,489	6,387,798	5,325,753
Weighted-Average Exercise Price
Total options outstanding, beginning of period (in dollars per share)																																								$ 20.38	$ 17.76	$ 20.86						$ 18.71	$ 18.89	$ 15.29	$ 21.60	$ 10.32	$ 21.16
Granted (in dollars per share)																																								$ 32.25	$ 28.52	$ 18.34
Exercised (in dollars per share)																																								$ 18.51	$ 12.36	$ 9.99
Forfeited and cancelled (in dollars per share)																																								$ 20.34	$ 12.11	$ 21.69
Total options outstanding, end of period (in dollars per share)																																								$ 18.99	$ 20.38	$ 17.76						$ 18.71	$ 18.89	$ 15.29	$ 21.60	$ 10.32	$ 21.16
Exercisable at end of period (in dollars per share)																																								$ 17.92	$ 21.73	$ 22.70
Aggregate intrinsic value
Options outstanding																																								$ 226,617,000
Options exercisable																																								79,656,000
Restricted stock units
Total restricted stock units outstanding, beginning of period (in shares)																																																									1,179,709	1,271,984	857,719	42,954		1,076,748	1,179,709	1,271,984	211,498	10,250	855,000
Granted (in shares)																																																										300,000	600,000
Vested (in shares)																																																									(24,795)	(14,705)
Forfeited and cancelled (in shares)																																																									(78,166)	(377,570)	(185,735)
Total restricted stock units outstanding, end of period (in shares)																																																									1,076,748	1,179,709	1,271,984	42,954		1,076,748	1,179,709	1,271,984	211,498	10,250	855,000
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)																																																									$ 23.11	$ 22.06	$ 25.04			$ 22.82	$ 23.11	$ 22.06
Granted (in dollars per share)																																																										$ 30.67	$ 18.15
Vested (in dollars per share)																																																									$ 22.94	$ 11.09
Forfeited and cancelled (in dollars per share)																																																									$ 27.20	$ 26.23	$ 23.07
Total restricted stock units outstanding, end of period (in dollars per share)																																																									$ 22.82	$ 23.11	$ 22.06			$ 22.82	$ 23.11	$ 22.06
2005 LTIP Terms
Vesting period																	7 years
Percentage awards vesting per annum during first four years																	10.00%
Percentage awards vesting per annum after first four years																	20.00%
Unrecognized non-cash stock-based compensation expense
Total																36,722,000		31,114,000	5,608,000
Vested Portion																33,750,000		28,499,000	5,251,000
Share-based compensation additional disclosures
Tax benefit from stock awards exercised																															22,898,000	9,786,000	1,665,000
Portion vested (as a percent)																				70.00%
Remaining portion to meet vesting condition (as a percent)																				30.00%
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Expense estimated to be recognized during 2013																							1,778,000				2,677,000
Estimated contingent expense subsequent to 2013																											42,804,000
Adjustment to recognized non-cash, stock-based compensation expense																												7,000,000		4,000,000
Adjustment to recognized non-cash, stock-based compensation expense to be expensed over the remaining vesting period																												3,000,000
Total estimated remaining expense over the term of plan																							1,778,000				45,481,000
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 38,573,000	$ 31,163,000	$ 15,387,000										$ 16,496,000	$ 19,088,000	$ 3,255,000					$ 9,025,000	$ 18,944,000	$ 2,984,000		$ 7,471,000	$ 144,000	$ 271,000		$ 13,000,000	$ 3,000,000
Black-Scholes option valuation model, assumptions
Risk free interest rate, low end of range (as a percent)																															0.41%	0.36%	1.50%
Risk free interest rate, high end of range (as a percent)																															1.29%	3.18%	2.89%
Volatility factor, low end of range (as a percent)																															33.15%	31.74%	33.33%
Volatility factor, high end of range (as a percent)																															39.50%	45.56%	38.63%
Expected term of options																																		5 years 10 months 24 days	10 years	7 years 6 months	3 years 1 month 6 days	3 years 7 months 6 days	5 years 2 months 12 days
Weighted-average fair value of options granted (in dollars per share)																																		$ 13.79	$ 14.77	$ 8.14	$ 6.72	$ 8.73	$ 6.83
Dividend yield percentage																															0.00%	0.00%	0.00%